Taxation - Schedule of Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
United Kingdom corporate tax rate	25.00%	23.50%	19.00%
Changes in respect of prior periods	(74.30%)	41.60%	0.40%
Rate change	(1.10%)	4.50%	0.30%
Expenses not deductible for tax purposes	46.10%	9.50%	(0.20%)
Tax effect of short fall on share-based compensation	22.90%	22.30%	(0.20%)
Impairment losses not deductible for tax purposes	0.00%	0.00%	(15.80%)
Gains and losses not subject to income tax	0.00%	(1.50%)	0.20%
Withholding tax on unremitted earnings	11.40%	8.70%	(0.10%)
Foreign tax on capital gains	0.00%	0.00%	(0.40%)
Movement in deferred tax not recognized	20.20%	131.90%	(1.80%)
Movement in tax losses not recognized	(32.70%)	(7.00%)	0.10%
Foreign income taxed at different rates	(57.00%)	(31.80%)	1.20%
Pillar II taxes	10.10%	0.00%	0.00%
Movement in uncertain tax positions	(21.90%)	(3.40%)	0.00%
Impact of gains and losses on derivative instruments	(7.30%)	0.00%	0.00%
Other	0.60%	0.10%	0.00%
Effective tax rate	(58.00%)	198.40%	2.70%